LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
Long Term Investments [Abstract]
LONG-TERM INVESTMENTS
7.	LONG-TERM INVESTMENTS

On March 13, 2020, the Company, through its subsidiary, Geerong, and another independent purchaser entered into a share purchase agreement with China Smartpay Group Holdings Limited (“China Smartpay”), pursuant to which, among others, Geerong agreed, subject to certain conditions, to acquire 35 ordinary shares of Keen Best Investment Limited (“Keen Best”), representing 35% equity interest in Keen Best, a wholly-owned subsidiary of China Smartpay for an amount of RMB91,957 (US$13,544). Keen Best and its subsidiaries are principally engaged in internet microcredit business in the PRC.

On September 29, 2020, the Company closed the acquisition of the shares   by offsetting the consideration payable against the receivables held by the Company due from China Smartpay. The difference between the cost of the investment and the underlying equity in net assets, referred as the basis difference, was RMB 1,508(US$231) related to equity method goodwill upon acquisition of Keen Best’s equity interest. For the year ended December 31, 2020, the Company recognized the Company’s proportionate share of the equity investee’s net loss into earnings in the amount of RMB 822 (US$126) in accordance with ASC Topic 323. There is no impairment on the investment as of December 31, 2020. The balance of this investment was RMB 87,551 (US$13,418) as of December 31, 2020.

In May 2019, the Company acquired 24.9% ordinary shares of SG Fintech Holding Joint Stock Company (“SG Fintech”) for cash consideration of RMB 3,400. In January 2020, the Company acquired additional 24.1% ordinary shares of SG Fintech for cash consideration of RMB 3,378. The equity method accounting was applied. SG Fintech is a Vietnam enterprise targeting to explore micro-finance loan products and services to serve the segments that are currently underserved in the market. For the year ended December 31, 2019, the Company recorded investment income of RMB 378 on the investment. For the year ended December 31, 2020, the Company recognized the Company’s proportionate share of the equity investee’s net loss into earnings in the amount of RMB 6,687 and recorded an impairment of RMB 49 to full impair this investment. As of December 31, 2019 and 2020, the balance was RMB 3,826 and nil, respectively.